Trade Payables	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2021	2020

	(Millions of yen)
Notes	82,243	83,468
Accounts	256,361	220,341

	338,604	303,809